Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–91.87%
Argentina–1.03%
MercadoLibre, Inc.(a)	644	$1,146,004
Brazil–2.34%
Arcos Dorados Holdings, Inc., Class A	526,010	2,598,489
China–44.50%
Alibaba Group Holding Ltd., ADR(a)	28,430	7,216,387
Autohome, Inc., ADR(a)	19,163	2,112,337
China Isotope & Radiation Corp.	1,492,800	4,332,192
Focus Media Information Technology Co. Ltd., A Shares	1,564,362	2,620,506
Gree Electric Appliances, Inc. of Zhuhai, A Shares	557,791	4,840,859
Haitian International Holdings Ltd.	451,000	1,634,285
KE Holdings, Inc., ADR(a)	17,380	1,027,158
Kuaishou Technology(a)(b)(c)	16,400	245,704
Kweichow Moutai Co. Ltd., A Shares	10,000	3,276,990
Microport Cardioflow Medtech Corp.(a)(b)	336,000	534,035
MINISO Group Holding Ltd., ADR(a)	28,070	884,205
New Oriental Education & Technology Group, Inc., ADR(a)	8,081	1,353,568
Ping An Insurance (Group) Co. of China Ltd., H Shares	597,000	7,041,338
Tencent Holdings Ltd.	77,200	6,758,325
Virscend Education Co. Ltd.(a)(b)	21,824,000	5,547,548
		49,425,437
Egypt–3.10%
Eastern Co. S.A.E.	3,603,168	3,443,491
India–2.94%
Housing Development Finance Corp. Ltd.	98,925	3,263,525
Macau–3.10%
Sands China Ltd.	848,800	3,447,827
Mexico–5.88%
Arca Continental S.A.B. de C.V.	406,842	1,847,153
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO	304,112	2,072,513
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B(a)	165,792	2,608,561
		6,528,227
Shares		Value
Netherlands–6.20%
Prosus N.V.(a)	59,265	$6,885,931
Russia–6.07%
Sberbank of Russia PJSC, ADR(d)	102,211	1,395,771
Sberbank of Russia PJSC, ADR(d)	192,389	2,637,653
Yandex N.V., Class A(a)	43,238	2,708,429
		6,741,853
South Korea–4.68%
NAVER Corp.	7,320	2,245,465
Samsung Electronics Co. Ltd., Preference Shares	45,300	2,951,074
		5,196,539
Taiwan–7.10%
King Slide Works Co. Ltd.	199,000	2,127,359
Sea Ltd., ADR(a)	6,000	1,300,260
Taiwan Semiconductor Manufacturing Co. Ltd.	211,000	4,455,236
		7,882,855
Thailand–2.77%
Thai Beverage PCL	4,961,900	3,081,010
Turkey–2.16%
Ulker Biskuvi Sanayi A.S.(a)	780,000	2,402,191
Total Common Stocks & Other Equity Interests (Cost $73,259,105)		102,043,379
Money Market Funds–8.66%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	3,366,135	3,366,135
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(e)(f)	2,403,163	2,404,124
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	3,847,012	3,847,012
Total Money Market Funds (Cost $9,617,258)		9,617,271
TOTAL INVESTMENTS IN SECURITIES—100.53% (Cost $82,876,363)		111,660,650
OTHER ASSETS LESS LIABILITIES–(0.53)%		(588,910)
NET ASSETS–100.00%		$111,071,740

Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Select Equity Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $6,327,287, which represented 5.70% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,832,574	$5,267,181	$(3,733,620)	$-	$-	$3,366,135	$114
Invesco Liquid Assets Portfolio, Institutional Class	1,308,737	3,762,272	(2,666,871)	152	(166)	2,404,124	268
Invesco Treasury Portfolio, Institutional Class	2,094,369	6,019,636	(4,266,993)	-	-	3,847,012	63
Total	$5,235,680	$15,049,089	$(10,667,484)	$152	$(166)	$9,617,271	$445

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$1,146,004	$—	$—	$1,146,004
Brazil	2,598,489	—	—	2,598,489
China	12,593,655	36,586,078	245,704	49,425,437
Egypt	—	3,443,491	—	3,443,491
India	—	3,263,525	—	3,263,525
Macau	—	3,447,827	—	3,447,827
Mexico	6,528,227	—	—	6,528,227
Netherlands	—	6,885,931	—	6,885,931
Russia	5,346,082	1,395,771	—	6,741,853
South Korea	—	5,196,539	—	5,196,539
Taiwan	1,300,260	6,582,595	—	7,882,855
Thailand	—	3,081,010	—	3,081,010
Turkey	—	2,402,191	—	2,402,191
Money Market Funds	9,617,271	—	—	9,617,271
Total Investments	$39,129,988	$72,284,958	$245,704	$111,660,650
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Emerging Markets Select Equity Fund